Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		₩ 453,861,169		₩ 416,070,032
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	18,913,071		40,891,639
Charge off		(2,027,917)	[2]	(1,536,101)	[3]
Disposal		(1,691,771)		(1,564,401)
Ending balance		469,054,552		453,861,169
Loans at amortized cost net category | Retail | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		153,512,220		145,441,757
Transfer (from) to 12 months expected credit losses		4,966,815		3,147,209
Transfer (from) to lifetime expected credit losses		(4,600,026)		(7,176,298)
Transfer (from) to credit- impaired financial assets		(450,753)		(478,797)
Net increase and decrease	[1]	10,479,493		12,578,349
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		163,907,749		153,512,220
Loans at amortized cost net category | Retail | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		12,364,744		9,390,209
Transfer (from) to 12 months expected credit losses		(4,952,706)		(3,133,165)
Transfer (from) to lifetime expected credit losses		4,678,174		7,236,219
Transfer (from) to credit- impaired financial assets		(296,548)		(281,842)
Net increase and decrease	[1]	(2,351,966)		(843,971)
Charge off		0	[2]	0	[3]
Disposal		(2,672)		(2,706)
Ending balance		9,439,026		12,364,744
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		904,376		794,050
Transfer (from) to 12 months expected credit losses		(14,109)		(14,044)
Transfer (from) to lifetime expected credit losses		(78,148)		(59,921)
Transfer (from) to credit- impaired financial assets		747,301		760,639
Net increase and decrease	[1]	1,694		18,273
Charge off		(373,347)	[2]	(393,809)	[3]
Disposal		(241,633)		(200,812)
Ending balance		946,134		904,376
Loans at amortized cost net category | Corporations | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		199,978,305		181,802,456
Transfer (from) to 12 months expected credit losses		11,474,546		8,633,328
Transfer (from) to lifetime expected credit losses		(15,753,286)		(14,466,401)
Transfer (from) to credit- impaired financial assets		(843,905)		(424,077)
Net increase and decrease	[1]	10,956,888		24,466,147
Charge off		0	[2]	0	[3]
Disposal		(9,998)		(33,148)
Ending balance		205,802,550		199,978,305
Loans at amortized cost net category | Corporations | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		49,062,758		41,746,140
Transfer (from) to 12 months expected credit losses		(11,453,191)		(8,567,306)
Transfer (from) to lifetime expected credit losses		16,008,648		14,506,969
Transfer (from) to credit- impaired financial assets		(670,277)		(611,269)
Net increase and decrease	[1]	(1,204,297)		2,178,224
Charge off		0	[2]	0	[3]
Disposal		(57,522)		(190,000)
Ending balance		51,686,119		49,062,758
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		2,158,953		1,548,844
Transfer (from) to 12 months expected credit losses		(21,355)		(66,022)
Transfer (from) to lifetime expected credit losses		(255,362)		(40,568)
Transfer (from) to credit- impaired financial assets		1,514,182		1,035,346
Net increase and decrease	[1]	663,429		893,286
Charge off		(833,199)	[2]	(450,932)	[3]
Disposal		(839,847)		(761,001)
Ending balance		2,386,801		2,158,953
Loans at amortized cost net category | Credit card | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		24,605,360		23,294,631
Transfer (from) to 12 months expected credit losses		1,040,384		59,878
Transfer (from) to lifetime expected credit losses		(1,145,956)		(50,080)
Transfer (from) to credit- impaired financial assets		(369,466)		(19,995)
Net increase and decrease	[1]	968,671		1,320,926
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		25,098,993		24,605,360
Loans at amortized cost net category | Credit card | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		3,606,533		4,110,407
Transfer (from) to 12 months expected credit losses		(1,040,209)		(59,830)
Transfer (from) to lifetime expected credit losses		1,146,484		50,133
Transfer (from) to credit- impaired financial assets		(357,902)		(12,913)
Net increase and decrease	[1]	(318,368)		(481,264)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		3,036,538		3,606,533
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		642,990		645,603
Transfer (from) to 12 months expected credit losses		(175)		(48)
Transfer (from) to lifetime expected credit losses		(528)		(53)
Transfer (from) to credit- impaired financial assets		727,368		32,908
Net increase and decrease	[1]	450,990		1,008,038
Charge off		(806,961)	[2]	(685,877)	[3]
Disposal		(532,002)		(357,581)
Ending balance		481,682		642,990
Loans at amortized cost net category | Others | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		5,982,867		6,444,509
Transfer (from) to 12 months expected credit losses		127,708		30,878
Transfer (from) to lifetime expected credit losses		(214,090)		(189,201)
Transfer (from) to credit- impaired financial assets		(10,524)		(43)
Net increase and decrease	[1]	(675,876)		(303,276)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		5,210,085		5,982,867
Loans at amortized cost net category | Others | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		1,026,076		826,979
Transfer (from) to 12 months expected credit losses		(127,708)		(30,878)
Transfer (from) to lifetime expected credit losses		214,091		189,201
Transfer (from) to credit- impaired financial assets		(920)		(9,600)
Net increase and decrease	[1]	(63,762)		50,784
Charge off		0	[2]	0	[3]
Disposal		0		(410)
Ending balance		1,047,777		1,026,076
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		15,987		24,447
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		(1)		0
Transfer (from) to credit- impaired financial assets		11,444		9,643
Net increase and decrease	[1]	6,175		6,123
Charge off		(14,410)	[2]	(5,483)	[3]
Disposal		(8,097)		(18,743)
Ending balance		11,098		15,987
Due from banks at amortized cost and other financial assets
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		61,941,355		59,822,825
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease		18,864,214		2,311,348
Charge off		(92,749)		(61,157)
Disposal		(7,542)		(131,661)
Ending balance		80,705,278		61,941,355
Due from banks at amortized cost and other financial assets | 12-month expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		61,488,945		59,409,121
Transfer (from) to 12 months expected credit losses		33,235		34,752
Transfer (from) to lifetime expected credit losses		(50,051)		(62,021)
Transfer (from) to credit- impaired financial assets		(6,288)		(8,949)
Net increase and decrease		18,837,706		2,116,517
Charge off		0		0
Disposal		0		(475)
Ending balance		80,303,547		61,488,945
Due from banks at amortized cost and other financial assets | Lifetime expected credit losses
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		235,252		245,916
Transfer (from) to 12 months expected credit losses		(33,122)		(34,626)
Transfer (from) to lifetime expected credit losses		50,130		62,091
Transfer (from) to credit- impaired financial assets		(16,627)		(21,143)
Net increase and decrease		(14,525)		(10,556)
Charge off		0		0
Disposal		(1,164)		(6,430)
Ending balance		219,944		235,252
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		217,158		167,788
Transfer (from) to 12 months expected credit losses		(113)		(126)
Transfer (from) to lifetime expected credit losses		(79)		(70)
Transfer (from) to credit- impaired financial assets		22,915		30,092
Net increase and decrease		41,033		205,387
Charge off		(92,749)		(61,157)
Disposal		(6,378)		(124,756)
Ending balance		₩ 181,787		₩ 217,158

[1]	Includes the effects of the issuance, collection, restructuring of loans, debt-to-equity swaps, and changes in foreign exchange rates, among others.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W 10,682,802 million, which is written off as of December 31, 2025.
[3]	The amount of uncollected loans currently in recovery (principal and interest) is W 10,268,898 million, which is written off as of December 31, 2024.